CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 5,722	$ 5,348
Interest-bearing deposits in other banks	2,998	4,575
Total cash and cash equivalents	8,720	9,923
Mortgage loans held for sale	1,132	0
Investment securities available for sale	90,747	95,619
Loans, net of unearned income	474,762	447,254
Less allowance for loan losses	9,152	8,316
Net loans	465,610	438,938
Premises and equipment	9,675	9,997
Accrued interest receivable	1,841	1,805
Bank-owned life insurance	10,427	10,060
Other real estate owned	2,554	3,467
Other assets	12,899	12,085
TOTAL ASSETS	603,605	581,894
Deposits:
Noninterest-bearing	51,503	52,217
Interest-bearing	449,082	432,067
Total deposits	500,585	484,284
Short-term borrowings	17,813	20,686
Other borrowed funds	20,597	17,618
Accrued interest payable	500	542
Other liabilities	4,173	3,664
TOTAL LIABILITIES	543,668	526,794
Stockholders' Equity
Common stock, $.50 par value; 5,000,000 shares authorized; 1,656,446 and 1,653,746 shares issued in 2012 and 2011, respectively	828	827
Capital surplus	6,008	6,451
Retained earnings	52,426	48,193
Accumulated other comprehensive income	1,888	1,696
Treasury stock, at cost (29,940 and 54,100 shares, in 2012 and 2011, respectively)	(1,213)	(2,067)
TOTAL STOCKHOLDERS' EQUITY	59,937	55,100
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 603,605	$ 581,894